INVENTORIES (Tables)	12 Months Ended
Dec. 30, 2018
Inventories [Abstract]
Schedule of inventory current	INVENTORIES:

	December 30, 2018	December 31, 2017

Raw materials and spare parts inventories	$151,600	$128,414
Work in progress	67,903	60,743
Finished goods	720,526	756,581
	$940,029	$945,738